Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001622345
Registrant Name	Polar Power, Inc.
Registration File Number	333-298541
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES